Note 9 - Debt, Credit Facility and Leases - Maturities of Finance Lease (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Line of Credit Facility [Abstract]
2026, finance lease	$ 3,747	$ 4,468
2027, finance lease	579	1,247
2028, finance lease	0
Total, finance lease	4,326	5,715
Less: effect of interest, finance lease	(152)	(229)
Net finance lease obligation	$ 4,174	$ 5,486	$ 11,500